Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current
Current provisions	$ 1,437.3		₨ 118,106.6	₨ 107,664.6
Non-current
Non-current provisions	1,606.0		131,966.5	129,558.9
Product warranty [Member]
Current
Current provisions	946.2		77,752.5	67,808.8
Non-current
Non-current provisions	1,304.2		107,166.0	109,527.6
Balance at the beginning	2,158.1	₨ 177,336.5
Provision made during the year	1,100.4	90,421.9
Provision used during the year	(1,068.0)	(87,761.3)
Impact of unwind of discounting	13.1	1,077.6
Currency translation	46.8	3,843.8
Balance at the end	2,250.4	184,918.5
Current	946.2		77,752.5
Non-current	1,304.2		107,166.0
Legal and product liability [Member]
Current
Current provisions	461.6		37,922.7	25,046.5
Non-current
Non-current provisions	92.7		7,616.7	3,968.0
Balance at the beginning	353.1	29,014.5
Provision made during the year	792.4	65,109.8
Provision used during the year	(627.2)	(51,533.5)
Impact of unwind of discounting	0.0	0.0
Currency translation	36.0	2,948.6
Balance at the end	554.3	45,539.4
Current	461.6		37,922.7
Non-current	92.7		7,616.7
Provision for residual risk [Member]
Current
Current provisions	11.1		912.5	1,217.5
Non-current
Non-current provisions	9.9		813.0	1,930.5
Balance at the beginning	38.2	3,148.0
Provision made/(reversed) during the year	(18.3)	(1,503.1)
Provision used during the year	0.2	8.3
Currency translation	0.9	72.3
Transfer to Liabilities	0.0	0.0
Balance at the end	21.0	1,725.5
Current	11.1		912.5
Non-current	9.9		813.0
Provision for environmental liability [Member]
Current
Current provisions	7.2		593.8	289.2
Non-current
Non-current provisions	32.3		2,658.7	2,258.6
Balance at the beginning	31.0	2,547.8
Provision made/(reversed) during the year	9.2	760.0
Provision used during the year	(1.8)	(143.8)
Currency translation	1.1	88.5
Transfer to Liabilities	0.0	0.0
Balance at the end	39.5	3,252.5
Current	7.2		593.8
Non-current	32.3		2,658.7
Employee related and other provisions [Member]
Current
Current provisions	6.9		568.9	1,087.4
Employee benefits obligations [Member]
Non-current
Non-current provisions	155.1		12,743.6	11,187.3
Other provisions [Member]
Non-current
Non-current provisions	11.8		968.5	686.9
Provision for onerous contracts [Member]
Current
Current provisions	0.0		0.0	1,179.0
Non-current
Balance at the beginning	14.3	1,179.0
Provision made/(reversed) during the year	(5.2)	(426.5)
Provision used during the year	(1.7)	(141.5)
Currency translation	0.0	0.0
Transfer to Liabilities	(7.4)	(611.0)
Balance at the end	0.0	0.0
Current	0.0		0.0
Non-current	0.0		0.0
Restructuring provision [member]
Current
Current provisions	4.3		356.2	₨ 11,036.2
Non-current
Balance at the beginning	134.3	11,036.2
Provision made during the year	2.6	216.3
Provision used during the year	(129.3)	(10,627.3)
Impact of unwind of discounting	0.0	0.0
Currency translation	(3.3)	(269.0)
Balance at the end	4.3	₨ 356.2
Current	4.3		356.2
Non-current	$ 0.0		₨ 0.0